Income tax - Disclosure of operating tax loss carry forwards expiring years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income tax
Operating loss carry forwards	$ 22,001
Underpaid tax claw back period	5 years
2020
Income tax
Operating loss carry forwards	$ 2,561
2021
Income tax
Operating loss carry forwards	6,025
2022
Income tax
Operating loss carry forwards	417
2023
Income tax
Operating loss carry forwards	4,739
2024
Income tax
Operating loss carry forwards	5,574
Tax Loss With No Expiry
Income tax
Operating loss carry forwards	$ 2,685